N-2 - USD ($)								3 Months Ended											12 Months Ended
		Jan. 28, 2026		Jan. 27, 2026		Jan. 20, 2026	Nov. 11, 2025	Nov. 30, 2025	Aug. 31, 2025	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Cover [Abstract]
Entity Central Index Key		0000895531
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		Invesco California Value Municipal Income Trust
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Common Shareholder Transaction Expenses

Maximum Sales Charge (as a percentage of offering price)	1.00	%(1)
Offering expenses borne by Common Shareholders (as a percentage of offering price)	0.10	%(2)
Dividend Reinvestment Plan fees(3)	None

(1)	Represents the estimated commission with respect to the Fund’s Common Shares being sold on the offering. There is no guarantee that there will be any sales of the Fund’s Common Shares pursuant to this Prospectus Supplement and the accompanying prospectus.
(2)	Assuming a Common Share offering price of $11.12 (the Fund’s closing price on the NYSE on January 20, 2026). Assumes all of the Common Shares being offered by this Prospectus Supplement and the accompanying prospectus are sold. Represents the initial offering costs incurred by the Fund in connection with this offering, which are estimated to be $225,711.
(3)	Common Shareholders will pay a service fee of $2.50 and brokerage charges if they direct the Plan Agent to sell Common Shares held in a dividend reinvestment account. See “Dividend Reinvestment Plan” in the accompanying prospectus.

Common Shareholder Transaction Expenses
Maximum Sales Charge (as a percentage of offering price)	None	(1)
Offering expenses borne by Common Shareholders (as a percentage of offering price)	--	(2)
Dividend Reinvestment Plan fees(2)	None

(1)	If Common Shares to which this Prospectus relates are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales charge and the estimated offering expenses borne by the Fund.

(2)	Common Shareholders will pay service fee of $2.50 and brokerage charges if they direct the Plan Agent to sell Common Shares held in a dividend reinvestment account. See “Dividend Reinvestment Plan.”

Sales Load [Percent]		1.00%	[1]	0.00%	[2]
Dividend Reinvestment and Cash Purchase Fees		$ 0	[3]	$ 0	[4]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.10%	[5]	0.00%	[4]
Annual Expenses [Table Text Block]
As a Percentage of Net Assets Attributable to Common Shares(4)
Annual Expenses
Management fees(5)	0.92%
Interest payments on borrowed funds(6)	2.58%
Other expenses	0.07%
Total annual expenses	3.57%
(4)	Based upon average net assets applicable to Common Shares for the semi-annual period ended August 31, 2025 (unaudited).
(5)	The Fund pays the Adviser an annual fee, payable monthly, in an amount equal to 0.55% of the Fund’s average weekly Managed Assets. “Managed Assets” means the Fund’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Fund’s financial statements for purposes of generally accepted accounting principles). The fee shown above is based upon outstanding leverage of 40.06% of the Fund’s total assets as of August 31, 2025. If leverage of more than 40.06% of the Fund’s total assets is used, the management fees shown would be higher.
(6)	Based upon the Fund’s outstanding borrowings as of August 31, 2025 (unaudited) of approximately $138,895,000, and outstanding preferred shares as of August 31, 2025 (unaudited) of approximately 177,000,000, and the average daily weighted interest rate for the period ended August 31, 2025 (unaudited) of 3.88%, and dividends on preferred shares at an annual rate of 3.90%.

As a Percentage of Net Assets Attributable to Common Shares(3)
Annual Expenses
Management fees(4)	0.92%
Interest payments on borrowed funds(5)	2.58%
Other expenses	0.07%
Total annual expenses	3.57%

(3)	Based upon average net assets applicable to Common Shares for the semi-annual period ended August 31, 2025 (unaudited).

(4)	The Fund pays the Adviser an annual fee, payable monthly, in an amount equal to 0.55% of the Fund’s average daily Managed Assets. The fee shown above is based upon outstanding leverage of 40.06% of the Fund’s total assets. If leverage of more than 40.06% of the Fund’s total assets is used, the management fees shown would be higher.

(5)	Based upon the Fund’s outstanding borrowings as of August 31, 2025 (unaudited) of approximately $138,895,000, and outstanding preferred shares as of August 31, 2025 (unaudited) of approximately 177,000,000, and the average daily weighted interest rate for the period ended August 31, 2025 (unaudited) of 3.88%, and dividends on preferred shares at an annual rate of 3.90%.

Management Fees [Percent]	[6]	0.92%	[7]	0.92%	[8]
Interest Expenses on Borrowings [Percent]	[6],[9]	2.58%		2.58%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	0.07%		0.07%
Total Annual Expenses [Percent]	[6]	3.57%		3.57%
Expense Example [Table Text Block]

Example

The following example illustrates the expenses, including the applicable transaction fees (referred to as the “Maximum Sales Charge” in the fee table above), and estimated offering costs that you would pay on a $1,000 investment in Common Shares, assuming (1) “Total annual expenses” of 3.57% of net assets attributable to Common Shares and (2) a 5% annual return*:

	1 Year	3 Years	5 Years	10 Years
Total Expenses paid by Common Shareholders	$47	$119	$194	$390

* The Example should not be considered a representation of future expenses or returns. Actual expenses may be higher or lower than those assumed. Moreover, the Fund’s actual rate of return may be higher or lower than the hypothetical 5% return shown in the example. The example assumes that all dividends and distributions are reinvested at net asset value.

Example

The following example illustrates the expenses that you would pay on a $1,000 investment in Common Shares, assuming (1) “Total annual expenses” of 3.57% of net assets attributable to Common Shares and (2) a 5% annual return*:

	1 Year		3 Years	5 Years	10 Years
Total Expenses paid by Common Shareholders(1)		$36	$109	$185	$384

* The Example should not be considered a representation of future expenses or returns. Actual expenses may be higher or lower than those assumed. Moreover, the Fund’s actual rate of return may be higher or lower than the hypothetical 5% return shown in the example. The example assumes that all dividends and distributions are reinvested at net asset value.

(1)	The example above does not include sales charges or estimated offering costs. In connection with an offering of Common Shares, the Prospectus Supplement will set forth an Example including sales charge and estimated offering costs.

Expense Example, Year 01		$ 47		$ 36	[10]
Expense Example, Years 1 to 3		119		109	[10]
Expense Example, Years 1 to 5		194		185	[10]
Expense Example, Years 1 to 10		$ 390		$ 384	[10]
Purpose of Fee Table , Note [Text Block]		The purpose of the table and the example below is to help you understand the fees and expenses that you, as a Common Shareholder, would bear directly or indirectly.		The purpose of the table and the example below is to help you understand the fees and expenses that you, as a holder of Common Shares, would bear directly or indirectly.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price		as a percentage of offering price
Financial Highlights [Abstract]
Senior Securities Amount																			$ 208,300,000	$ 208,300,000	$ 208,300,000	$ 188,300,000	$ 188,300,000
Senior Securities Coverage per Unit	[11]																		$ 419,298	$ 394,353	$ 398,830	$ 437,454	$ 454,427
Preferred Stock Liquidating Preference																			100,000	100,000	100,000	100,000	100,000
Senior Securities, Note [Text Block]

SENIOR SECURITIES

The information regarding the Fund’s outstanding senior securities at the end of each of the Fund’s last five fiscal years are included in the Fund’s financial highlights, which are incorporated by reference from the Fund’s Annual Report for the fiscal year ended February 28, 2025 (File No. 811-07404), as filed with the SEC on Form N-CSR on May 2, 2025. The information regarding the Fund's outstanding senior securities for the fiscal years ended February 29, 2020, February 28, 2019, February 28, 2018, February 28, 2017, and February 29, 2016 is set forth in the table above. See “Financial Highlights” above.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND POLICIES

Investment Objective and Policies

Please refer to the section of the Fund’s most recent annual report on Form N-CSR, entitled “Additional Information-Investment Objective, Policies and Principal Risks of the Trust-Investment Objective” and “-Investment Policies of the Trust,” as such investment objective and policies may be supplemented from time to time, which is incorporated by reference herein, for a discussion of the Fund’s investment objective and policies.

Portfolio Turnover

The Fund will buy and sell securities to seek to accomplish its investment objective. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. The Fund’s portfolio turnover rate may vary greatly from year to year. For the past two fiscal years, the Fund’s portfolio turnover rate was as follows.

Fiscal Year Ended	Portfolio Turnover Rate
February 28, 2025	12%
February 29, 2024	10%

Investment Restrictions

The Fund has adopted certain other investment limitations designed to limit investment risk. These limitations are fundamental and may not be changed without the approval of the holders of a majority of the outstanding Common Shares, as defined in the 1940 Act (and preferred shares, if any, voting together as a single class), which is defined by the 1940 Act as the lesser of (i) 67% or more of the Fund’s voting securities present at a meeting, if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the Fund’s outstanding voting securities. See “Investment Restrictions” in the SAI for a complete list of the fundamental investment policies of the Fund.

Risk Factors [Table Text Block]

RISKS

Risk is inherent in all investing. Investing in any investment company security involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Additional Information-Investment Objective, Policies and Principal Risks of the Trust-Principal Risks of Investing in the Trust,” as such principal risks may be supplemented from time to time, which is incorporated by reference herein, for a discussion of the principal risks you should consider before making an investment in the Fund. Any additional risks applicable to a particular offering of Securities will be set forth in the related Prospectus Supplement.

Effects of Leverage [Text Block]

Effects of Leverage

Assuming (i) the use by the Fund of leverage representing approximately 40.06% of the Fund’s total assets (including the proceeds of such leverage), 17.62% of the Fund’s total assets being attributable to borrowings and 22.45% of the Fund’s total assets being attributable to preferred shares, and (ii) interest costs to the Fund at an average annual rate of 4.03% with respect to borrowings and dividends on preferred shares at an annual rate of 3.90%, then the incremental income generated by the Fund’s portfolio (net of estimated expenses related to the leverage) must exceed approximately 6.55% to cover such interest expense. Of course, these numbers are merely estimates used for illustration. The amount of leverage used by the Fund as well as actual interest expenses and dividend payments on such leverage may vary frequently and may be significantly higher or lower than the rate estimated above.

The following table is furnished pursuant to requirements of the SEC. It is designed to illustrate the effect of leverage on Common Share total return, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Fund’s investment portfolio returns will be. The table further reflects the issuance of leverage representing approximately 6.55% of the Fund’s total assets (including the proceeds of such leverage), and the Fund’s currently projected annual interest rate of 3.88% with respect to borrowings and projected annual dividends on preferred shares of 3.90%. The table does not reflect any offering costs of Common Shares or leverage.

Assumed portfolio total return (net of expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Common Share total return	(13.30)%	(7.15)%	(1.00)%	5.15%	11.30%

Common Share total return is composed of two elements—the Common Share dividends paid by the Fund (the amount of which is largely determined by the Fund’s net investment income after paying the carrying cost of leverage) and realized and unrealized gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table assumes that the Fund is more likely to suffer capital loss than to enjoy capital appreciation. For example, to assume a total return of 0%, the Fund must assume that the net investment income it receives on its investments is entirely offset by losses on the value of those investments. This table reflects the hypothetical performance of the Fund’s portfolio and not the performance of the Fund’s Common Shares, the value of which will be determined by market and other factors.

Annual Dividend Payment																			(0.55)	(0.61)	(0.64)	(0.69)	(0.79)
Annual Interest Rate [Percent]				4.03%
Effects of Leverage [Table Text Block]
Assumed portfolio total return (net of expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Common Share total return	(13.30)%	(7.15)%	(1.00)%	5.15%	11.30%

Return at Minus Ten [Percent]				(13.30%)
Return at Minus Five [Percent]				(7.15%)
Return at Zero [Percent]				(1.00%)
Return at Plus Five [Percent]				5.15%
Return at Plus Ten [Percent]				11.30%
Effects of Leverage, Purpose [Text Block]

The following table is furnished pursuant to requirements of the SEC. It is designed to illustrate the effect of leverage on Common Share total return, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Fund’s investment portfolio returns will be. The table further reflects the issuance of leverage representing approximately 6.55% of the Fund’s total assets (including the proceeds of such leverage), and the Fund’s currently projected annual interest rate of 3.88% with respect to borrowings and projected annual dividends on preferred shares of 3.90%. The table does not reflect any offering costs of Common Shares or leverage.

Share Price [Table Text Block]

The following table sets forth, for each of the periods indicated: (i) the high and low closing market prices for the Common Shares reported as of the end of the day on the NYSE, (ii) the high and low net asset value (NAV) of the Common Shares, and (iii) the high and low of the premium or discount to NAV (expressed as a percentage) of shares of the Common Shares. NAV is generally determined on each day that the NYSE is open for business. See “Net Asset Value” in the accompanying prospectus for information as to the determination of the Fund’s NAV. The Board of Trustees, in consultation with the Adviser, will review periodically the possibility of open market repurchases and/or other options (such as tender offers) to reduce any material discount from NAV in respect of the Common Shares. There are no assurances that the Board will, in fact, decide to undertake either of these actions or if undertaken, that such actions will result in the Fund’s Common Shares trading at a price which is equal to or approximates their NAV.

	Market Price		NAV(1)		Premium/(Discount) to NAV(2)
During Quarter Ended	High	Low	High	Low	High	Low
November 2025	$11.33	$10.18	$10.53	$9.74	8.01%	0.58%
August 2025	$10.72	$9.99	$10.09	$9.62	8.21%	1.19%
May 2025	$11.16	$9.66	$11.04	$9.76	5.07%	(5.94)%
February 2025	$11.28	$10.48	$11.40	$10.77	2.65%	(7.91)%
November 2024	$11.37	$10.06	$11.51	$10.98	(0.87)%	(8.84)%
August 2024	$10.84	$10.07	$11.54	$11.05	(4.66)%	(10.26)%
May 2024	$10.07	$9.56	$11.47	$11.02	(8.87)%	(14.49)%
February 2024	$9.90	$9.46	$11.50	$11.09	(13.46)%	(15.19)%
November 2023	$9.37	$8.08	$11.06	$9.64	(13.83)%	(17.07)%
August 2023	$9.84	$9.18	$11.23	$10.64	(11.13)%	(14.95)%
May 2023	$10.24	$9.20	$11.46	$10.76	(9.44)%	(14.86)%

(1) Based on the Fund’s computations.

(2) Calculated based on the information presented. Percentages are rounded.

The following table sets forth, for each of the periods indicated: (i) the high and low closing market prices for the Common Shares reported as of the end of the day on the NYSE, (ii) the high and low net asset value (NAV) of the Common Shares, and (iii) the high and low of the premium or discount to NAV (expressed as a percentage) of shares of the Common Shares. Net asset value is generally determined on each day that the NYSE is open for business. See “Net Asset Value” for information as to the determination of the Fund’s NAV.

	Market Price		NAV(1)		Premium/(Discount) to NAV(2)
During Quarter Ended	High	Low	High	Low	High	Low
November 2025	$11.33	$10.18	$10.53	$9.74	8.01%	0.58%
August 2025	$10.72	$9.99	$10.09	$9.62	8.21%	1.19%
May 2025	$11.16	$9.66	$11.04	$9.76	5.07%	(5.94)%
February 2025	$11.28	$10.48	$11.40	$10.77	2.65%	(7.91)%
November 2024	$11.37	$10.06	$11.51	$10.98	(0.87)%	(8.84)%
August 2024	$10.84	$10.07	$11.54	$11.05	(4.66)%	(10.26)%
May 2024	$10.07	$9.56	$11.47	$11.02	(8.87)%	(14.49)%
February 2024	$9.90	$9.46	$11.50	$11.09	(13.46)%	(15.19)%
November 2023	$9.37	$8.08	$11.06	$9.64	(13.83)%	(17.07)%
August 2023	$9.84	$9.18	$11.23	$10.64	(11.13)%	(14.95)%
May 2023	$10.24	$9.20	$11.46	$10.76	(9.44)%	(14.86)%

(1) Based on the Fund’s computations.

(2) Calculated based on the information presented. Percentages are rounded.

Lowest Price or Bid								$ 10.18	$ 9.99	$ 9.66	$ 10.48	$ 10.06	$ 10.07	$ 9.56	$ 9.46	$ 8.08	$ 9.18	$ 9.2
Highest Price or Bid								11.33	10.72	11.16	11.28	11.37	10.84	10.07	9.9	9.37	9.84	10.24
Lowest Price or Bid, NAV	[12]							9.74	9.62	9.76	10.77	10.98	11.05	11.02	11.09	9.64	10.64	10.76
Highest Price or Bid, NAV	[12]							$ 10.53	$ 10.09	$ 11.04	$ 11.4	$ 11.51	$ 11.54	$ 11.47	$ 11.5	$ 11.06	$ 11.23	$ 11.46
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[13]	8.01%						8.01%	8.21%	5.07%	2.65%	(0.87%)	(4.66%)	(8.87%)	(13.46%)	(13.83%)	(11.13%)	(9.44%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[13]	0.58%						0.58%	1.19%	(5.94%)	(7.91%)	(8.84%)	(10.26%)	(14.49%)	(15.19%)	(17.07%)	(14.95%)	(14.86%)
Share Price						$ 11.12													12.6	12.02	11.86	12.4	13.49
NAV Per Share						$ 10.28													$ 13.9	$ 12.81	$ 13	$ 13.28	$ 13.95	$ 13.83
Latest Premium (Discount) to NAV [Percent]						8.17%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE

The Fund is a statutory trust organized under the laws of Delaware pursuant to a Certificate of Trust, dated as of April 2, 2012. The following is a brief description of the terms of the Common Shares, Borrowings and preferred shares which may be issued by the Fund. This description does not purport to be complete and is qualified by reference to the Fund’s Governing Documents.

Common Shares

The Declaration of Trust permits the Fund to issue an unlimited number of full and fractional common shares of beneficial interest, no par value. Each Common Share represents an equal proportionate interest in the assets of the Fund with each other Common Share in the Fund. Holders of Common Shares will be entitled to the payment of distributions when, as and if declared by the Board. The 1940 Act or the terms of any borrowings or preferred shares may limit the payment of distributions to the holders of Common Shares. Each whole Common Share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund and the liquidation preference with respect to any outstanding preferred shares, the Trustees may distribute the remaining assets of the Fund among the holders of the Common Shares on a pro rata basis.

While there are any borrowings or preferred shares outstanding, the Fund may not be permitted to declare any cash distribution on its Common Shares, unless at the time of such declaration, (i) all accrued distributions on preferred shares or accrued interest on borrowings have been paid and (ii) the value of the Fund’s total assets (determined after deducting the amount of such distribution), less all liabilities and indebtedness of the Fund not represented by senior securities, is at least 300% of the aggregate amount of such securities representing indebtedness and at least 200% of the aggregate amount of securities representing indebtedness plus the aggregate liquidation value of the outstanding preferred shares (expected to equal the aggregate original purchase price of the outstanding preferred shares plus the applicable redemption premium, if any, together with any accrued and unpaid distributions thereon, whether or not earned or declared and on a cumulative basis). In addition to the requirements of the 1940 Act, the Fund may be required to comply with other asset coverage requirements as a condition of the Fund obtaining a rating of the preferred shares from a rating agency. These requirements may include an asset coverage test more stringent than under the 1940 Act. This limitation on the Fund’s ability to make distributions on its Common Shares could in certain circumstances impair the ability of the Fund to maintain its qualification for taxation as a RIC for federal income tax purposes. The Fund intends, however, to the extent possible to purchase or redeem preferred shares or reduce borrowings from time to time to maintain compliance with such asset coverage requirements and may pay special distributions to the holders of the preferred shares in certain circumstances in connection with any such impairment of the Fund’s status as a RIC. Depending on the timing of any such redemption or repayment, the Fund may be required to pay a premium in addition to the liquidation preference of the preferred shares to the holders thereof.

The Common Shares have no preemptive rights or subscription rights.

The Fund will not issue certificates for the Common Shares.

Issuance of Additional Common Shares

Any additional offering of Common Shares will be subject to the requirements of the 1940 Act. The provisions of the 1940 Act generally require that the public offering price (less underwriting commissions and discounts) of common shares sold by a closed-end investment company must equal or exceed the net asset value of such company’s common shares (calculated within 48 hours of the pricing of such offering), unless such sale is made with the consent of a majority of its Common Shareholders.

Rights Offerings

The Fund may in the future, and at its discretion, choose to make offerings of rights to its shareholders to purchase Common Shares. Rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the rights. In connection with a rights offering to shareholders, the Fund would distribute certificates or other documentation (i.e., rights cards distributed in lieu of certificates) evidencing the rights and a Prospectus Supplement to the Fund’s shareholders as of the record date that the Fund sets for determining the shareholders eligible to receive rights in such rights offering. Any such future rights offering will be made in accordance with the 1940 Act. Under the laws of Delaware, the Board is authorized to approve rights offerings without obtaining shareholder approval.

The staff of the SEC has interpreted the 1940 Act as not requiring shareholder approval of a transferable rights offering to purchase Common Shares at a price below the then current net asset value so long as certain conditions are met, including: (i) a good faith determination by a fund’s board that such offering would result in a net benefit to existing shareholders; (ii) the offering fully protects shareholders’ preemptive rights and does not discriminate among shareholders (except for the possible effect of not offering fractional rights); (iii) management uses its best efforts to ensure an adequate trading market in the rights for use by shareholders who do not exercise such rights; and (iv) the ratio of a transferable rights offering does not exceed one new share for each three rights held.

The applicable Prospectus Supplement would describe the following terms of the rights in respect of which this Prospectus is being delivered:

●	the period of time the offering would remain open;

●	the underwriter or distributor, if any, of the rights and any associated underwriting fees or discounts applicable to purchases of the rights;

●	the title of such rights;

●	the exercise price for such rights (or method of calculation thereof);

●	the number of such rights issued in respect of each Share;

●	the number of rights required to purchase a single Share;

●	the extent to which such rights are transferable and the market on which they may be traded if they are transferable;

●	if applicable, a discussion of the material U.S. federal income tax considerations applicable to the issuance or exercise of such rights;

●	the date on which the right to exercise such rights will commence, and the date on which such right will expire (subject to any extension);

●	the extent to which such rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege; and

●	termination rights we may have in connection with such rights offering.

A certain number of rights would entitle the holder of the right(s) to purchase for cash such number of Common Shares at such exercise price as in each case is set forth in, or be determinable as set forth in, the Prospectus Supplement relating to the rights offered thereby. Rights would be exercisable at any time up to the close of business on the expiration date for such rights set forth in the Prospectus Supplement. After the close of business on the expiration date, all unexercised rights would become void. Upon expiration of the rights offering and the receipt of payment and the rights certificate or other appropriate documentation properly executed and completed and duly executed at the corporate trust office of the rights agent, or any other office indicated in the Prospectus Supplement, the Common Shares purchased as a result of such exercise will be issued as soon as practicable. To the extent permissible under applicable law, we may determine to offer any unsubscribed offered securities directly to persons other than shareholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable Prospectus Supplement.

Repurchase of Common Shares

Because shares of closed-end funds frequently trade at a discount to their net asset values, the Board has determined that from time to time it may be in the interest of holders of Common Shares for the Fund to take corrective actions. The Board, in consultation with the Adviser, will review at least annually the possibility of open market repurchases and/or tender offers for the Common Shares and will consider such factors as the market price of the Common Shares, the net asset value of the Common Shares, the liquidity of the assets of the Fund, effect on the Fund’s expenses, whether such transactions would impair the Fund’s status as a RIC or result in a failure to comply with applicable asset coverage requirements, general economic conditions and such other events or conditions which may have a material effect on the Fund’s ability to consummate such transactions. There are no assurances that the Board will, in fact, decide to undertake either of these actions or if undertaken, that such actions will result in the Fund’s Common Shares trading at a price which is equal to or approximates their net asset value. In recognition of the possibility that the Common Shares might trade at a discount to net asset value and that any such discount may not be in the interest of holders of Common Shares, the Board, in consultation with the Adviser, from time to time may review possible actions to reduce any such discount.

Preferred Shares

The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with preference rights, including preferred shares, no par value, in one or more series, with rights as determined by the Board, by action of the Board without the approval of the holders of Common Shares.

Under the requirements of the 1940 Act, the Fund must, immediately after the issuance of any preferred shares, have an “asset coverage” of at least 200%. Asset coverage means the ratio which the value of the total assets of the Fund, less all liability and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of senior securities representing indebtedness of the Fund, if any, plus the aggregate liquidation preference of the preferred shares. The liquidation value of the preferred shares is expected to equal their aggregate original purchase price plus the applicable redemption premium, if any, together with any accrued and unpaid distributions thereon (on a cumulative basis), whether or not earned or declared. The terms of the preferred shares, including their distribution rate, voting rights, liquidation preference and redemption provisions, will be determined by the Board (subject to applicable law and the Fund’s Declaration of Trust) if and when it authorizes the preferred shares. The Fund may issue preferred shares that provide for the periodic redetermination of the distribution rate at relatively short intervals through an auction or remarketing procedure, although the terms of the preferred shares may also enable the Fund to lengthen such intervals. At times, the distribution rate on the Fund’s preferred shares may exceed the Fund’s return after expenses on the investment of proceeds from the preferred shares, resulting in a lower rate of return to Common Shareholders than if the preferred shares were not outstanding.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the terms of any preferred shares may entitle the holders of preferred shares to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus the applicable redemption premium, if any, together with accrued and unpaid distributions, whether or not earned or declared and on a cumulative basis) before any distribution of assets is made to holders of Common Shares. After payment of the full amount of the liquidating distribution to which they are entitled, the preferred shareholders would not be entitled to any further participation in any distribution of assets by the Fund.

Holders of preferred shares, voting as a class, shall be entitled to elect two of the Fund’s Trustees. Under the 1940 Act, if at any time distributions on the preferred shares are unpaid in an amount equal to two full years’ distributions thereon, the holders of all outstanding preferred shares, voting as a class, will be allowed to elect a majority of the Fund’s Trustees until all distributions in arrears have been paid or declared and set apart for payment.

In addition, if the Board determines it to be in the best interests of the Common Shareholders, issuance of the preferred shares may result in more restrictive provisions than required by the 1940 Act being imposed. In this regard, holders of the preferred shares may be entitled to elect a majority of the Fund’s Board in other circumstances, for example, if one payment on the preferred shares is in arrears.

Preferred Shares. On May 15, 2012 and June 1, 2017, the Fund issued 1,570 and 200 Preferred Shares, respectively, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. The Preferred Shares are a variable rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. On May 31, 2024, the Fund redeemed 313 Preferred Shares. Effective June 1, 2024, the Fund extended the term of the Preferred Shares and is required to redeem all outstanding Preferred Shares on December 2, 2027, unless earlier redeemed, repurchased or extended. The Preferred Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends and a redemption premium, if any. Starting six months prior to the term redemption date, the Fund will be required to earmark assets having a value equal to 110% of the redemption amount.

Dividends paid on the Preferred Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The rate for dividends will be determined in accordance with the procedures included in the Amended and Restated Statement of Preferences of Variable Rate Muni Term Preferred Shares, as supplemented, for the Preferred Shares. The Fund is subject to certain restrictions relating to the Preferred Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to Common Shareholders or purchasing Common Shares and/or could trigger the mandatory redemption of Preferred Shares at liquidation preference.

Borrowings

The Fund may utilize leverage through borrowings, including through a credit facility, commercial paper program or other borrowing program. Under the 1940 Act, the Fund is not permitted to incur indebtedness, including through the issuance of debt securities, unless immediately thereafter the total asset value of the Fund’s portfolio is at least 300% of the liquidation value of the outstanding indebtedness (i.e., such liquidation value may not exceed 33 1/3% of the Fund’s total assets). In addition, the Fund is not permitted to declare any cash distribution on its Common Shares unless, at the time of such declaration, the net asset value of the Fund’s portfolio (determined after deducting the amount of such distribution) is at least 300% of such liquidation value. If the Fund borrows money, the Fund intends, to the extent possible, to retire outstanding debt, from time to time, to maintain coverage of any outstanding indebtedness of at least 300%.

The Fund may negotiate with commercial banks to arrange a borrowing facility pursuant to which the Fund may borrow an amount equal to approximately one-third of the Fund’s total assets (inclusive of the amount borrowed). Any such borrowings would constitute leverage. Such a borrowing facility is not expected to be convertible into any other securities of the Fund, outstanding amounts are expected to be prepayable by the Fund prior to final maturity without significant penalty and there are not expected to be any sinking fund or mandatory retirement provisions. Outstanding amounts would be payable at maturity or such earlier times as required by the agreement. The Fund may be required to prepay outstanding amounts under the borrowing facility or incur a penalty rate of interest upon the occurrence of certain events of default. The Fund would be expected to indemnify the lenders against liabilities they may incur in connection with the borrowing facility.

In addition, the Fund expects that a borrowing facility would contain covenants that, among other things, likely will limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies and engage in certain transactions, including mergers and consolidations, and may require asset coverage ratios in addition to those required by the 1940 Act. The Fund may be required to pledge its assets and to maintain a portion of its assets in cash or high-grade securities as a reserve against interest or principal payments and expenses. The Fund expects that any borrowing facility would have customary covenant, negative covenant and default provisions. There can be no assurance that the Fund will enter into an agreement for a borrowing facility on terms and conditions representative of the foregoing, or that additional material terms will not apply. In addition, if entered into, any such borrowing facility may in the future be replaced or refinanced by one or more borrowing facilities having substantially different terms or by the issuance of preferred shares or debt securities.

Capitalization

The following table provides information about the outstanding securities of the Fund as of November 11, 2025:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding
Common Shares of Beneficial Interest, no par value	Unlimited	--	48,043,881
Preferred Shares of Beneficial Interest, no par value	1,770	--	1,770

Rights Limited by Other Securities [Text Block]

Rights Offerings

The Fund may in the future, and at its discretion, choose to make offerings of rights to its shareholders to purchase Common Shares. Rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the rights. In connection with a rights offering to shareholders, the Fund would distribute certificates or other documentation (i.e., rights cards distributed in lieu of certificates) evidencing the rights and a Prospectus Supplement to the Fund’s shareholders as of the record date that the Fund sets for determining the shareholders eligible to receive rights in such rights offering. Any such future rights offering will be made in accordance with the 1940 Act. Under the laws of Delaware, the Board is authorized to approve rights offerings without obtaining shareholder approval.

The staff of the SEC has interpreted the 1940 Act as not requiring shareholder approval of a transferable rights offering to purchase Common Shares at a price below the then current net asset value so long as certain conditions are met, including: (i) a good faith determination by a fund’s board that such offering would result in a net benefit to existing shareholders; (ii) the offering fully protects shareholders’ preemptive rights and does not discriminate among shareholders (except for the possible effect of not offering fractional rights); (iii) management uses its best efforts to ensure an adequate trading market in the rights for use by shareholders who do not exercise such rights; and (iv) the ratio of a transferable rights offering does not exceed one new share for each three rights held.

The applicable Prospectus Supplement would describe the following terms of the rights in respect of which this Prospectus is being delivered:

●	the period of time the offering would remain open;

●	the underwriter or distributor, if any, of the rights and any associated underwriting fees or discounts applicable to purchases of the rights;

●	the title of such rights;

●	the exercise price for such rights (or method of calculation thereof);

●	the number of such rights issued in respect of each Share;

●	the number of rights required to purchase a single Share;

●	the extent to which such rights are transferable and the market on which they may be traded if they are transferable;

●	if applicable, a discussion of the material U.S. federal income tax considerations applicable to the issuance or exercise of such rights;

●	the date on which the right to exercise such rights will commence, and the date on which such right will expire (subject to any extension);

●	the extent to which such rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege; and

●	termination rights we may have in connection with such rights offering.

A certain number of rights would entitle the holder of the right(s) to purchase for cash such number of Common Shares at such exercise price as in each case is set forth in, or be determinable as set forth in, the Prospectus Supplement relating to the rights offered thereby. Rights would be exercisable at any time up to the close of business on the expiration date for such rights set forth in the Prospectus Supplement. After the close of business on the expiration date, all unexercised rights would become void. Upon expiration of the rights offering and the receipt of payment and the rights certificate or other appropriate documentation properly executed and completed and duly executed at the corporate trust office of the rights agent, or any other office indicated in the Prospectus Supplement, the Common Shares purchased as a result of such exercise will be issued as soon as practicable. To the extent permissible under applicable law, we may determine to offer any unsubscribed offered securities directly to persons other than shareholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable Prospectus Supplement.

Outstanding Securities [Table Text Block]
Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding
Common Shares of Beneficial Interest, no par value	Unlimited	--	48,043,881
Preferred Shares of Beneficial Interest, no par value	1,770	--	1,770

Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]				Common Shares
Security Dividends [Text Block]				Holders of Common Shares will be entitled to the payment of distributions when, as and if declared by the Board. The 1940 Act or the terms of any borrowings or preferred shares may limit the payment of distributions to the holders of Common Shares.
Security Voting Rights [Text Block]				Each whole Common Share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC.
Security Liquidation Rights [Text Block]				Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund and the liquidation preference with respect to any outstanding preferred shares, the Trustees may distribute the remaining assets of the Fund among the holders of the Common Shares on a pro rata basis.
Security Preemptive and Other Rights [Text Block]				The Common Shares have no preemptive rights or subscription rights.
Outstanding Security, Title [Text Block]							Common Shares of Beneficial Interest, no par value
Outstanding Security, Held [Shares]							0
Outstanding Security, Not Held [Shares]							48,043,881
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]				Preferred Shares
Security Voting Rights [Text Block]				Holders of preferred shares, voting as a class, shall be entitled to elect two of the Fund’s Trustees. Under the 1940 Act, if at any time distributions on the preferred shares are unpaid in an amount equal to two full years’ distributions thereon, the holders of all outstanding preferred shares, voting as a class, will be allowed to elect a majority of the Fund’s Trustees until all distributions in arrears have been paid or declared and set apart for payment.
Security Liquidation Rights [Text Block]				In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the terms of any preferred shares may entitle the holders of preferred shares to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus the applicable redemption premium, if any, together with accrued and unpaid distributions, whether or not earned or declared and on a cumulative basis) before any distribution of assets is made to holders of Common Shares. After payment of the full amount of the liquidating distribution to which they are entitled, the preferred shareholders would not be entitled to any further participation in any distribution of assets by the Fund.
Outstanding Security, Title [Text Block]							Preferred Shares of Beneficial Interest, no par value
Outstanding Security, Held [Shares]							0
Outstanding Security, Not Held [Shares]							1,770

[1]	Represents the estimated commission with respect to the Fund’s Common Shares being sold on the offering. There is no guarantee that there will be any sales of the Fund’s Common Shares pursuant to this Prospectus Supplement and the accompanying prospectus.
[2]	If Common Shares to which this Prospectus relates are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales charge and the estimated offering expenses borne by the Fund.
[3]	Common Shareholders will pay a service fee of $2.50 and brokerage charges if they direct the Plan Agent to sell Common Shares held in a dividend reinvestment account. See “Dividend Reinvestment Plan” in the accompanying prospectus.
[4]	Common Shareholders will pay a service fee of $2.50 and brokerage charges if they direct the Plan Agent to sell Common Shares held in a dividend reinvestment account. See “Dividend Reinvestment Plan.”
[5]	Assuming a Common Share offering price of $11.12 (the Fund’s closing price on the NYSE on January 20, 2026). Assumes all of the Common Shares being offered by this Prospectus Supplement and the accompanying prospectus are sold. Represents the initial offering costs incurred by the Fund in connection with this offering, which are estimated to be $225,711.
[6]	Based upon average net assets applicable to Common Shares for the semi-annual period ended August 31, 2025 (unaudited).
[7]	The Fund pays the Adviser an annual fee, payable monthly, in an amount equal to 0.55% of the Fund’s average weekly Managed Assets. “Managed Assets” means the Fund’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Fund’s financial statements for purposes of generally accepted accounting principles). The fee shown above is based upon outstanding leverage of 40.06% of the Fund’s total assets as of August 31, 2025. If leverage of more than 40.06% of the Fund’s total assets is used, the management fees shown would be higher.
[8]	The Fund pays the Adviser an annual fee, payable monthly, in an amount equal to 0.55% of the Fund’s average daily Managed Assets. The fee shown above is based upon outstanding leverage of 40.06% of the Fund’s total assets. If leverage of more than 40.06% of the Fund’s total assets is used, the management fees shown would be higher.
[9]	Based upon the Fund’s outstanding borrowings as of August 31, 2025 (unaudited) of approximately $138,895,000, and outstanding preferred shares as of August 31, 2025 (unaudited) of approximately 177,000,000, and the average daily weighted interest rate for the period ended August 31, 2025 (unaudited) of 3.88%, and dividends on preferred shares at an annual rate of 3.90%.
[10]	The example above does not include sales charges or estimated offering costs. In connection with an offering of Common Shares, the Prospectus Supplement will set forth an Example including sales charge and estimated offering costs.
[11]	Calculated by subtracting the Fund’s total liabilities (not including preferred shares, at liquidation value) from the Fund’s total assets and dividing this by the total number of preferred shares outstanding.
[12]	Based on the Fund’s computations.
[13]	Calculated based on the information presented. Percentages are rounded.